DEBT - Incremental Term Loan Agreements (Details) - USD ($) $ in Thousands		1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 27, 2024	Dec. 31, 2024	Dec. 31, 2022	Jan. 31, 2022	Jun. 30, 2021	Apr. 30, 2016	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Incremental term loan		$ 1,050,000					$ 1,300,000	$ 1,050,000	$ 1,300,000
Repayments of debt								250,000	150,000	$ 531,842
Issuance of debt								0	0	656,842
Incremental Term Loan Agreement Due 2027
Debt Instrument [Line Items]
Incremental term loan		0					100,000	0	100,000
Incremental Term Loan Agreement Due 2027 | 2022 Incremental Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, term (in years)			5 years
Incremental term loan			$ 250,000							$ 250,000
Repayments of debt	$ 100,000	100,000					150,000
Loss on extinguishment of debt		200
Incremental Term Loan Agreement Due 2026
Debt Instrument [Line Items]
Incremental term loan		200,000					200,000	200,000	200,000
Incremental Term Loan Agreement Due 2026 | 2016 Incremental Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, term (in years)						10 years
Incremental term loan		$ 200,000				$ 300,000		$ 200,000
Repayments of debt					$ 100,000
Basis points on periodic interest rate (as percent)								1.65%
Variable interest rate (as percent)		2.40%						2.40%
Incremental Term Loan Agreement Due 2026 | 2016 Incremental Term Loan Facility | Credit Spread Adjustment
Debt Instrument [Line Items]
Basis points on periodic interest rate (as percent)								0.10%
Incremental Term Loan Agreement Due 2029
Debt Instrument [Line Items]
Incremental term loan		$ 200,000					$ 200,000	$ 200,000	$ 200,000
Incremental Term Loan Agreement Due 2029 | 2021 Incremental Term Loan Facility
Debt Instrument [Line Items]
Basis points on periodic interest rate (as percent)								1.55%
Variable interest rate (as percent)		1.40%						1.40%
Advance amount					$ 200,000
Issuance of debt				$ 200,000
Incremental Term Loan Agreement Due 2029 | 2021 Incremental Term Loan Facility | Credit Spread Adjustment
Debt Instrument [Line Items]
Basis points on periodic interest rate (as percent)								0.10%